Revenue and Segment Information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Revenue and Segment Information
5.	REVENUE AND SEGMENT INFORMATION
In accordance with the Group’s internal financial reporting, the Group has identified operating segments based on similar economic characteristics, products and services and delivery methods. The Group determines its operating segments based on the report reviewed by the directors of the Company, who are also the chief operating decision makers, to make strategic decisions.
Information reported to the Group’s chief operating decision makers for the purposes of resource allocation and performance assessment focuses specifically on the sales channels through which the Group’s steel wheels are sold. Accordingly, the Group categorizes its business into three
operating segments, namely (i) PRC OEM sales; (ii) PRC aftermarket sales; and (iii) International sales.

•	PRC OEM sales—production and sales of steel and aluminum wheels to vehicle manufacturers in the PRC.

•	PRC aftermarket sales—production and sales of steel and aluminum wheels to distributors in the PRC.

•	International sales—production and sales of steel wheels to distributors and vehicle manufacturers outside the PRC.
The Group’s chief operating decision makers make decisions according to the operating results of each segment. Information of segment assets and liabilities is not regularly provided to nor part of the regular reports reviewed by the Group’s chief operating decision makers for the purpose of resources allocation and performance assessment. Accordingly, only segment results are presented.
Segment result represents the profit earned by each segment without adjustments of sales gross up from netting off selling expense, provision of sales rebates and discount, fair value adjustments arising from acquisition of subsidiaries and amortization of capitalized general borrowing costs of qualifying assets, unrealized profit, and without allocation of other income, gain and loss, net exchange gain (loss), selling and distribution costs, research and development expenses, administrative expenses, finance costs, income tax expenses. This is the measure reported to the chief operating decision makers for the purposes of resource allocation and assessment of segment performance.
An analysis of the Group’s revenue and segment results by operating and reportable segments for the years are as follows:

	PRC OEM sales			PRC aftermarket sales			International sales			Consolidated
	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019	2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Revenue from external customers	1,533,044	1,758,057	1,302,273	914,303	1,008,824	910,212	383,182	384,699	284,229	2,830,529	3,151,580	2,496,714	358,631
Reconciliation adjustments
Gross up adjustment to reverse net off of selling expense	—	—	—	—	—	—	4,832	4,339	3,168	4,832	4,339	3,168	455
Provision of sales rebates and discount	—	—	—	(4,374)	(6,305)	(6,664)	—	—	—	(4,374)	(6,305)	(6,664)	(958)

Total consolidated net revenue, as reported	1,533,044	1,758,057	1,302,273	909,929	1,002,519	903,548	388,014	389,038	287,397	2,830,987	3,149,614	2,493,218	358,128

Segment result (gross profit before reconciliation)	213,091	232,992	124,321	142,612	127,540	83,640	30,148	17,828	30,124	385,851	378,360	238,085	34,199
Reconciliation adjustments
Gross up adjustment to reverse net off of selling expense	—	—	—	—	—	—	4,832	4,339	3,168	4,832	4,339	3,168	456
Provision of sales rebates and discount	—	—	—	(4,374)	(6,305)	(6,664)	—	—	—	(4,374)	(6,305)	(6,664)	(958)
Unrealized profit	1,071	(113)	(6)	—	—	—	—	—	—	1,071	(113)	(6)	(1)
Fair value adjustments arose from acquisition of subsidiaries
– Additional depreciation of property, plant and equipment	(773)	(793)	(763)	(333)	(328)	(378)	(152)	(137)	(116)	(1,258)	(1,258)	(1,257)	(181)
– Additional amortization of prepaid lease payments	(987)	(1,012)	(974)	(424)	(419)	(483)	(194)	(174)	(148)	(1,605)	(1,605)	(1,605)	(231)
– Amortization of capitalized general borrowing cost of qualifying assets	(1,801)	(2,252)	(2,380)	(774)	(932)	(1,179)	(354)	(388)	(362)	(2,929)	(3,572)	(3,921)	(563)

Total consolidated gross profit, as reported	210,601	228,822	120,198	136,707	119,556	74,936	34,280	21,468	32,666	381,588	369,846	227,800	32,721

Other income, gains and losses										21,171	16,089	17,320	2,488
Net exchange (loss) gain										(3,521)	1,250	494	71
Selling and distribution costs										(173,800)	(174,774)	(155,308)	(22,309)
Research and development expenses										(57,419)	(51,760)	(56,841)	(8,165)
Administrative expenses										(130,203)	(144,454)	(121,647)	(17,473)
Finance costs										(21,375)	(23,210)	(24,435)	(3,510)

Profit ( l oss) before taxation										16,441	(7,013)	(112,617)	(16,177)
Income tax expense										(7,389)	(969)	7,747	1,113

Profit ( l oss) for the year										9,052	(7,982)	(104,870)	(15,064)

The Group’s products can be categorized into tubed steel wheels, tubeless steel wheels, off-road
steel wheels, aluminum wheels and wheel components. The categorization is mainly based on the type of vehicles to which the respective product is assembled as well as the product’s component composition. Revenue from these products is as follows:

	2017	2018	2019	2019
	RMB’000	RMB’000	RMB’000	US$’000
Tubed steel wheels	1,286,535	1,452,696	1,124,025	161,456
Tubeless steel wheels	1,242,528	1,294,187	1,017,510	146,157
Off-road steel wheels	51,451	48,917	55,248	7,936
Aluminum wheels	191,868	281,150	243,174	34,930
Wheel components	58,605	72,664	53,261	7,649

Total consolidated revenue	2,830,987	3,149,614	2,493,218	358,128

Geographical information
The Group’s operations are located in the PRC. The following table provides an analysis of the Group’s sales by geographical markets based on locations of customers:

	2017	2018	2019	2019
	RMB’000	RMB’000	RMB’000	US$’000
The PRC (country of domicile)	2,442,973	2,760,577	2,205,821	316,846
Thailand	35,824	39,808	29,879	4,292
Vietnam	40,058	37,294	28,200	4,051
Indonesia	35,597	33,225	25,056	3,599
Malaysia	33,042	32,145	24,635	3,539
South Korea	12,757	17,731	12,622	1,813
Others*	230,736	228,834	167,005	23,988

	2,830,987	3,149,614	2,493,218	358,128

*	No further analysis by countries in this category is presented because the revenue from each individual country is insignificant to the total revenue.
All the Group’s
non-current
assets are located in the PRC.
Information about major customers
No single customer contributed 10% or more of total sales to the Group during each of the years ended December 31, 2017, 2018 and 2019.